Nature of Operations and Going Concern (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern [Line Items]
Accumulated deficit		$ (99,322,895)	$ (90,978,684)
Operating activities		6,500,000
Cash		1,911,069	6,235,670
Net proceeds from common stock sales					$ 24,200,000
Amount of sale of shares and warrants			$ 18,200,000	$ 16,500,000
Warrants [Member]
Nature of Operations and Going Concern [Line Items]
Ordinary shares and warrants	$ 3,000,000	$ 4,000,000